OTHER OPERATING REVENUES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING REVENUES
Sale of materials and others	¥ 55,441	¥ 58,886	¥ 58,623
Rental income	1,087	1,231	1,079
Other operating revenues	¥ 56,528	¥ 60,117	¥ 59,702